Financial assets and liabilities at fair value through profit or loss (Details 3) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Liabilities At Fair Value Through Profit Or Loss [Abstract]
Derivative financial instruments	R$ 16,152,087
Total	R$ 16,152,087